Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Borrowings [Abstract]
Disclosure of Detailed Information about Borrowings Explanatory

	Note	December 31, 2024	December 31, 2023
Credit facility	13(a)	$1,080,557	$527,368
2023 convertible notes	13(b)	131,682	123,720
2020 convertible notes	13(c)	135,592	135,288
2019 convertible notes	13(d)	—	138,604
Total loans and borrowings		$1,347,831	$924,980

Classified and presented as:
Current		$135,592	$138,604
Non-current		1,212,239	786,376
		$1,347,831	$924,980

Disclosure of Detailed Information about Changes in Loans and Borrowings Arising from Financing Activities
The following is a reconciliation of the changes in the carrying amount of loans and borrowings during the years ended December 31, 2024 and 2023 to cash flows arising from financing activities:

	Note	2024	2023
Balance – beginning of year(1)		$927,551	$828,024
Financing cash flows:
Draw down on credit facility		560,000	253,667
Proceeds for liability component of 2023 convertible notes issued	13(b)	—	127,155
Repayment of portion of credit facility		—	(293,000)
Interest paid		(108,535)	(64,824)
Transaction costs	13(a),(b)	(7,645)	(6,962)
Other changes:
Extinguishment of convertible notes	13(c),(d)	(266,241)	—
Recognition of new convertible notes	13(c),(d)	259,306	—
Conversion of 2019 convertible notes	13(d)	(139,661)	—
Interest and accretion expense		128,493	79,142
(Gain) loss on non-substantial modification of debt	13(a)	(3,686)	4,349
Balance – end of year including accrued interest		1,349,582	927,551
Less: Accrued interest(2)		(1,751)	(2,571)
Balance – end of year		$1,347,831	$924,980
(1)    Includes accrued interest.
(2)    Included in accounts payable and accrued liabilities.